COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS	12 Months Ended
Jun. 30, 2015
Costs In Excess Of Billings and Billings In Excess Of Costs Incurred [Abstract]
Costs In Excess Of Billings and Billings In Excess Of Costs Incurred [Text Block]
NOTE 6 -	COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS

	June, 30
	2014	2015

Contracts costs incurred plus estimated earnings	$890,761	$827,955
Less: Progress billings	(705,234)	(653,768)
Cost and estimated earnings in excess of billings	185,527	174,187

Less: Allowance for doubtful accounts	(5,839)	(8,850)

	$179,688	$165,337

As of June 30, 2014 and 2015, balances of $16,442 and $29,752 respectively, were related to contracts which have been completed but were still within the warranty period, of which $989 and $1,895, respectively, was expected to be collected after one year.

The movements in allowance for doubtful accounts are as follows:

	June, 30
	2013	2014	2015

Balance at the beginning of year	$1,890	$2,362	$5,839
Additions	420	3,471	3,085
Written off	-	-	(122)
Translation adjustment	52	6	48

Balance at the end of the year	$2,362	$5,839	$8,850